Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 13, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 23, 2023
Fair Value Measurements (Details) [Line Items]
Stock price (in Dollars per share)	$ 10.42	$ 8.19			$ 10.26
Dividend percentage	0.00%	0.00%
Risk-free rate	3.93%	4.20%		0.10%
Expected volatility percentage	100.00%	90.00%		45.00%
Fair value liabilities (in Dollars)	$ 99.7	$ 1.0
Contract assumed percentage		60.00%
Liquidity percentage			50.00%
Probability of dissolution event percentage			5.00%	5.00%
Volatility rate			65.00%
Discount rate			18.70%
Equity financing term			6 months	6 months
Liquidity event term			1 year
Dissoution events term			2 years
Fair value (in Dollars)	$ 20.7
Shares issued (in Shares)			122,505,500	122,505,500
Price per share (in Dollars per share)	$ 10
Probability of equity financing percentage			0.00%	45.00%
Probability of liquidity percentage			95.00%	50.00%
Discount rate percentage			16.40%	9.60%
Liquidity event term			3 months	1 year
Dissolution events term			1 year	2 years
Volatility percentage				65.00%
Class A Common Stock [Member]
Fair Value Measurements (Details) [Line Items]
Shares issued (in Shares)	2,066,667
Series of Individually Immaterial Business Acquisitions [Member]
Fair Value Measurements (Details) [Line Items]
Equity percentage			45.00%